Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (6.6%)
	International Flavors & Fragrances Inc.	1,938,955	270,697
	Nucor Corp.	2,353,681	188,930
*	Freeport-McMoRan Inc.	5,684,743	187,199
	International Paper Co.	3,064,458	165,695
	Celanese Corp. Class A	890,078	133,343
	Albemarle Corp.	909,192	132,842
	Avery Dennison Corp.	647,355	118,887
	Eastman Chemical Co.	1,059,167	116,635
	LyondellBasell Industries NV Class A	1,041,214	108,338
	Newmont Corp.	1,559,702	94,003
	FMC Corp.	505,821	55,949
	CF Industries Holdings Inc.	833,354	37,818
	Westlake Chemical Corp.	123,978	11,008
			1,621,344
Consumer Discretionary (16.8%)
*	Delta Air Lines Inc.	4,974,945	240,190
	DR Horton Inc.	2,693,236	240,021
	Lennar Corp. Class A	2,139,918	216,624
	Best Buy Co. Inc.	1,816,688	208,574
[1]	ViacomCBS Inc. Class B	4,214,959	190,095
*	Carnival Corp.	6,427,646	170,590
*	CarMax Inc.	1,267,050	168,087
	Garmin Ltd.	1,194,683	157,519
*	Aptiv plc	1,052,303	145,113
*	Royal Caribbean Cruises Ltd.	1,685,181	144,268
	Darden Restaurants Inc.	1,015,902	144,258
*	Southwest Airlines Co.	2,302,412	140,585
*	United Airlines Holdings Inc.	2,431,027	139,881
*	Hilton Worldwide Holdings Inc.	1,081,919	130,826
	Genuine Parts Co.	1,125,621	130,111
*	AutoZone Inc.	88,706	124,570
	Omnicom Group Inc.	1,676,265	124,295
	MGM Resorts International	3,084,839	117,193
	Whirlpool Corp.	490,960	108,183
	PulteGroup Inc.	1,968,820	103,245
	Hasbro Inc.	1,017,508	97,803
	Fox Corp. Class A	2,610,507	94,265
	Advance Auto Parts Inc.	510,769	93,721
	News Corp. Class A	3,555,371	90,413
*	Discovery Inc. Class C	2,364,246	87,217
	BorgWarner Inc.	1,862,974	86,367

		Shares	Market Value ($000)
*	DraftKings Inc. Class A	1,069,766	65,609
*	American Airlines Group Inc.	2,490,892	59,532
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,243,821	54,865
*,1	Discovery Inc. Class A	1,197,780	52,056
	Interpublic Group of Cos. Inc.	1,524,213	44,507
	Lear Corp.	234,571	42,516
	Fox Corp. Class B	1,194,111	41,710
	Aramark	991,534	37,460
*	Liberty Media Corp.-Liberty SiriusXM Class A	638,790	28,158
*,1	QuantumScape Corp. Class A	517,414	23,154
	Lennar Corp. Class B	122,627	10,097
	News Corp. Class B	378,120	8,871
	ViacomCBS Inc. Class A	70,057	3,305
			4,165,854
Consumer Staples (6.6%)
	Corteva Inc.	5,795,672	270,194
	Clorox Co.	980,610	189,140
	Tyson Foods Inc. Class A	2,297,446	170,700
	Conagra Brands Inc.	3,618,362	136,050
	AmerisourceBergen Corp. Class A	1,117,039	131,889
	Kellogg Co.	2,010,985	127,295
	Archer-Daniels-Midland Co.	2,176,500	124,061
	McKesson Corp.	620,395	121,002
	J M Smucker Co.	844,941	106,910
	Kroger Co.	2,818,967	101,455
	Campbell Soup Co.	1,535,285	77,179
	Hormel Foods Corp.	1,052,333	50,281
*	Molson Coors Beverage Co. Class B	702,211	35,918
			1,642,074
Energy (5.3%)
	Valero Energy Corp.	3,184,882	228,038
	Occidental Petroleum Corp.	7,259,102	193,237
	ONEOK Inc.	3,468,838	175,731
	Halliburton Co.	6,580,850	141,225
	Phillips 66	1,702,972	138,860
	Marathon Petroleum Corp.	2,536,072	135,655
	Baker Hughes Co. Class A	5,398,621	116,664
	Williams Cos. Inc.	4,731,115	112,080
	Hess Corp.	1,077,412	76,238
			1,317,728
Financials (17.6%)
	Willis Towers Watson plc	1,005,387	230,113
	Discover Financial Services	2,390,708	227,093
	State Street Corp.	2,605,175	218,861
	Ameriprise Financial Inc.	910,139	211,562
	KKR & Co. Inc.	4,270,270	208,603
	Fifth Third Bancorp	5,556,126	208,077
	Arthur J Gallagher & Co.	1,510,377	188,450
	Hartford Financial Services Group Inc.	2,786,912	186,138
	Northern Trust Corp.	1,542,696	162,153
	American International Group Inc.	3,370,746	155,762
	Regions Financial Corp.	7,488,528	154,713
	M&T Bank Corp.	1,002,716	152,022
	KeyCorp	7,551,923	150,887
	Citizens Financial Group Inc.	3,313,789	146,304
	Nasdaq Inc.	899,294	132,610
	Ally Financial Inc.	2,915,561	131,812

		Shares	Market Value ($000)
	Principal Financial Group Inc.	2,125,056	127,418
	Huntington Bancshares Inc.	7,929,711	124,655
	Cincinnati Financial Corp.	1,193,783	123,067
	Raymond James Financial Inc.	966,197	118,417
*	Arch Capital Group Ltd.	3,011,975	115,569
	Equitable Holdings Inc.	3,395,159	110,750
	Annaly Capital Management Inc.	10,905,916	93,791
	Loews Corp.	1,769,576	90,744
	Fidelity National Financial Inc.	2,174,782	88,427
	W R Berkley Corp.	1,037,015	78,139
	Everest Re Group Ltd.	311,711	77,245
	Globe Life Inc.	734,629	70,987
	Franklin Resources Inc.	2,365,399	70,016
*	Markel Corp.	53,676	61,170
	Lincoln National Corp.	711,497	44,305
	AGNC Investment Corp.	2,100,491	35,204
*	Alleghany Corp.	51,758	32,416
*,1	Opendoor Technologies Inc.	1,349,121	28,588
			4,356,068
Health Care (5.7%)
*	Laboratory Corp. of America Holdings	759,265	193,635
*	Hologic Inc.	2,008,567	149,397
	Cardinal Health Inc.	2,289,237	139,071
	Quest Diagnostics Inc.	1,040,330	133,516
*	Viatris Inc.	9,477,575	132,402
*	Alexion Pharmaceuticals Inc.	813,557	124,401
	DENTSPLY SIRONA Inc.	1,703,731	108,715
*	Elanco Animal Health Inc.	3,678,714	108,338
	Royalty Pharma plc Class A	2,269,507	98,996
*	Henry Schein Inc.	1,110,794	76,912
	Universal Health Services Inc. Class B	576,467	76,895
*	DaVita Inc.	554,327	59,740
			1,402,018
Industrials (11.2%)
	Carrier Global Corp.	6,775,873	286,077
*	Keysight Technologies Inc.	1,450,613	208,018
*	United Rentals Inc.	562,817	185,341
	Fortive Corp.	2,502,365	176,767
	Synchrony Financial	4,323,783	175,805
	Dover Corp.	1,119,877	153,569
*	Ingersoll Rand Inc.	2,930,266	144,198
	WW Grainger Inc.	347,053	139,144
	Jacobs Engineering Group Inc.	1,014,072	131,089
	Rockwell Automation Inc.	452,780	120,186
	Otis Worldwide Corp.	1,690,379	115,706
	Ball Corp.	1,278,156	108,311
	Westrock Co.	2,054,187	106,920
	Crown Holdings Inc.	1,050,524	101,943
	CH Robinson Worldwide Inc.	1,043,041	99,537
	Packaging Corp. of America	739,314	99,423
	Textron Inc.	1,763,972	98,924
	Snap-on Inc.	422,536	97,496
	Western Union Co.	3,203,410	78,996
	Fortune Brands Home & Security Inc.	540,646	51,805
*	Mohawk Industries Inc.	219,240	42,162

		Shares	Market Value ($000)
	Hubbell Inc. Class B	211,298	39,490
*	XPO Logistics Inc.	159,666	19,687
			2,780,594
Real Estate (10.2%)
	Welltower Inc.	3,253,629	233,057
	Equity Residential	2,904,985	208,084
	Weyerhaeuser Co.	5,829,131	207,517
	AvalonBay Communities Inc.	1,088,294	200,801
*	CBRE Group Inc. Class A	2,485,372	196,618
	Ventas Inc.	2,920,565	155,783
	Simon Property Group Inc.	1,280,346	145,665
	Essex Property Trust Inc.	506,658	137,730
	Healthpeak Properties Inc.	4,199,235	133,284
	Mid-America Apartment Communities Inc.	891,759	128,734
	Duke Realty Corp.	2,913,869	122,178
	Boston Properties Inc.	1,092,471	110,623
	UDR Inc.	2,314,082	101,496
	WP Carey Inc.	1,367,421	96,759
	Realty Income Corp.	1,455,478	92,423
	Camden Property Trust	760,565	83,594
	Iron Mountain Inc.	2,248,423	83,214
*	Host Hotels & Resorts Inc.	2,750,779	46,351
	VEREIT Inc.	891,514	34,430
			2,518,341
Technology (6.2%)
	Corning Inc.	5,989,708	260,612
	Maxim Integrated Products Inc.	2,089,478	190,916
	CDW Corp.	1,114,661	184,755
*	Qorvo Inc.	882,893	161,304
	Hewlett Packard Enterprise Co.	10,083,221	158,710
	Western Digital Corp.	2,266,800	151,309
	Seagate Technology plc	1,660,545	127,447
	NetApp Inc.	1,741,405	126,548
	NortonLifeLock Inc.	4,309,330	91,616
*	F5 Networks Inc.	240,401	50,152
	Leidos Holdings Inc.	276,951	26,665
			1,530,034
Telecommunications (2.3%)
	Motorola Solutions Inc.	1,317,667	247,787
	Lumen Technologies Inc.	8,552,527	114,176
*	Liberty Broadband Corp. Class C	608,940	91,432
*	DISH Network Corp. Class A	1,907,855	69,065
	Juniper Networks Inc.	1,278,048	32,373
*	Liberty Broadband Corp. Class A	100,094	14,529
			569,362
Utilities (11.4%)
	Eversource Energy	2,673,888	231,532
	WEC Energy Group Inc.	2,458,944	230,133
	American Water Works Co. Inc.	1,414,370	212,042
	Consolidated Edison Inc.	2,669,375	199,669
	DTE Energy Co.	1,497,557	199,385
	Edison International	2,950,699	172,911
	PPL Corp.	5,994,562	172,883
	Ameren Corp.	1,927,009	156,781
	Entergy Corp.	1,560,988	155,271
	FirstEnergy Corp.	4,234,619	146,899
	AES Corp.	5,187,131	139,067

			Shares	Market Value ($000)
		CMS Energy Corp.	2,252,526	137,900
*		PG&E Corp.	11,603,473	135,877
		Alliant Energy Corp.	1,948,123	105,510
		Evergy Inc.	1,766,953	105,187
		CenterPoint Energy Inc.	4,247,056	96,196
		NiSource Inc.	3,055,925	73,678
		Vistra Corp.	3,816,077	67,468
		NRG Energy Inc.	950,255	35,853
		Pinnacle West Capital Corp.	438,742	35,692
		Avangrid Inc.	483,270	24,072
				2,834,006
Total Common Stocks (Cost $17,177,460)				24,737,423
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $101,907)	0.081%	1,019,125	101,913
Total Investments (100.3%) (Cost $17,279,367)				24,839,336
Other Assets and Liabilities—Net (-0.3%)				(76,337)
Net Assets (100%)				24,762,999
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $120,634,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $124,760,000 was received for securities on loan, of which $87,806,000 is held in Vanguard Market Liquidity Fund and $36,954,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2021	91	23,708	(320)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.